Information on remuneration	12 Months Ended
Dec. 31, 2019
Information on remuneration [Abstract]
Disclosure of information on remuneration [Text block]

27Information on remuneration

Remuneration of the Executive Committee

In 2019, the total remuneration costs relating to the members of the Executive Committee (consisting of 14 members, including the members of the Board of Management) amounted to EUR 30.0 million (2018: EUR 26.8 million; 2017: EUR 25.8 million) consisting of the elements in the following table.

Philips Group

Remuneration costs of the Executive Committee1)

in EUR

2017 - 2019

	2017	2018	2019
Base salary/Base compensation	8,089,063	8,370,406	9,241,364
Annual incentive2)	6,345,576	5,651,996	5,566,763
Performance shares3)4)	6,371,297	8,896,369	11,143,320
Restricted share rights3)	885,343	492,237	168,404
Pension allowances5)	1,886,963	1,919,839	2,076,834
Pension scheme costs	408,695	411,028	440,003
Other compensation6)	1,861,803	1,013,128	1,331,990
Total	25,848,740	26,755,003	29,968,678
1)The Executive Committee consisted of 14 members as per December 31, 2019 (2018: 13 members; 2017: 12 members)
2)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.
3)Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares and restricted share rights at the vesting/release date
4)For 2019, a release of EUR 0 (2018: EUR 1,740,520; 2017: EUR 2,469,670) is included due to non-vesting of performance shares
5)Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement
6)The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated

At December 31, 2019, the members of the Executive Committee (including the members of the Board of Management) held 291,520 (2018: 333,670; 2017: 541,400) stock options at a weighted average exercise price of EUR 18.61 (2018: EUR 18.99; 2017: EUR 19.82).

Remuneration of the Board of Management

In 2019, the total remuneration costs relating to the members of the Board of Management amounted to EUR 9.7 million (2018: EUR 9.8 million; 2017: EUR 7.8 million), see table below.

Philips Group

Remuneration costs of individual members of the Board of Management in EUR

2017 - 2019

	base compensation/salary	annual incentive1)	performance shares2)	restricted share rights2)	pension allowances3)	pension schemecosts	other compensation	total costs
2019
F.A. van Houten	1,295,000	1,091,800	2,235,166	-	559,052	26,380	52,713	5,260,111
A. Bhattacharya	770,000	517,472	995,483	-	230,006	26,380	63,265	2,602,606
M.J. van Ginneken	571,250	335,685	713,815	-	171,018	26,380	38,278	1,856,426
	2,636,250	1,944,957	3,944,464	-	960,076	79,140	154,256	9,719,143

2018
F.A. van Houten	1,205,000	1,264,286	2,319,460	588	537,181	25,708	39,042	5,391,265
A. Bhattacharya	718,750	637,536	942,220	129	217,823	25,708	53,522	2,595,688
M.J. van Ginneken	557,500	362,611	711,806	66	168,210	25,708	35,299	1,861,200
	2,481,250	2,264,433	3,973,486	783	923,214	77,124	127,863	9,848,153
2017
F.A. van Houten	1,205,000	1,270,166	1,975,277	4,034	537,621	25,278	84,053	5,101,429
A. Bhattacharya	687,500	553,392	669,396	888	210,450	25,278	100,918	2,247,822
M.J. van Ginneken	91,667	69,168	100,022	75	27,796	4,213	13,120	306,061
P.A.J. Nota	606,250	429,886	(1,203,992)	(188)	236,208	21,065	63,576	152,805
	2,590,417	2,322,612	1,540,703	4,809	1,012,075	75,834	261,667	7,808,117
1)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year. For more details on the annual incentives refer to 2019 Annual Incentive
2)Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares and restricted share rights at the vesting/release date
3)The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.

For further information on remuneration costs, see Total remuneration costs in 2019.

The accumulated annual pension entitlements and the pension costs of individual members of the Board of Management are as follows:

Philips Group

Accumulated annual pension entitlements and pension-related costs in EUR unless otherwise stated

2019

	age at December 31, 2019	accumulated annual pension as of December 31, 2019	total pension related costs
F.A. van Houten	59	325,561	585,432
A. Bhattacharya	58	31,338	256,386
M.J. van Ginneken	46	44,169	197,398
Pension costs			1,039,216

When pension rights are granted to members of the Board of Management, necessary payments (if insured) and all necessary provisions are made in accordance with the applicable accounting principles. In 2019, no (additional) pension benefits were granted to former members of the Board of Management.

Remuneration of the Supervisory Board

The remuneration of the members of the Supervisory Board amounted to EUR 1.2 million (2018: EUR 1.1 million; 2017: EUR 951 thousand. Former members received no remuneration.

The members of the Supervisory Board do not receive any share-based remuneration. Therefore, at December 31, 2019 the members of the Supervisory Board held no stock options, performance shares or restricted shares.

The individual members of the Supervisory Board received, by virtue of the positions they held, the following remuneration:

Philips Group

Remuneration of the Supervisory Board

in EUR

2017 - 2019

	membership	committees	other compensation1)	total
20192)
J. van der Veer	155,000	35,000	7,000	197,000
C.A. Poon	115,000	50,167	22,000	187,167
H.N.F.M. von Prondzynski	33,333	16,333	5,667	55,333
J.P. Tai	25,000	10,250	5,500	40,750
N. Dhawan	100,000	18,000	27,000	145,000
O. Gadiesh	100,000	19,833	12,000	131,833
D.E.I. Pyott	100,000	41,500	17,000	158,500
P.A.M. Stoffels	100,000	-	14,500	114,500
A.M. Harrison	100,000	9,333	12,000	121,333
M.E. Doherty	41,667	1,500	8,333	51,500
	870,000	201,917	131,000	1,202,917
20182)
J. van der Veer	140,000	27,500	12,000	179,500
C.A. Poon	96,250	36,625	22,000	154,875
H.N.F.M. von Prondzynski	85,000	36,625	14,500	136,125
J.P. Tai	85,000	34,625	22,000	141,625
N. Dhawan	85,000	14,250	24,500	123,750
O. Gadiesh	85,000	14,250	22,000	121,250
D.E.I. Pyott	85,000	25,250	32,000	142,250
P.A.M. Stoffels	38,333	-	8,333	46,667
A.M. Harrison	31,667	-	10,667	42,333
	731,250	189,125	168,000	1,088,375
20172)
J. van der Veer	135,000	25,000	7,000	167,000
C.A. Poon	90,000	32,500	17,000	139,500
H.N.F.M. von Prondzynski	80,000	32,500	19,500	132,000
J.P. Tai	80,000	32,500	32,000	144,500
N. Dhawan	80,000	13,000	27,000	120,000
O. Gadiesh	80,000	13,000	19,500	112,500
D.E.I. Pyott	80,000	23,000	32,000	135,000
	625,000	171,500	154,000	950,500
1)The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel (effective 2015) and the entitlement of EUR 2,000 under the Philips product arrangement
2)As of 2013, part of the remuneration of members of the Supervisory Board living in the Netherlands is subject to VAT. The amounts mentioned in this table are excluding VAT

Supervisory Board members’ and Board of Management members’ interests in Philips shares

Members of the Supervisory Board and of the Executive Committee are prohibited from writing call and put options or similar derivatives of Philips securities.

Philips Group

Shares held by Board members1)

in number of shares

2019

	December 31, 2018	December 31, 2019
J. van der Veer	18,366	18,366
F.A. van Houten	292,302	347,565
A. Bhattacharya	66,794	90,083
M.J. van Ginneken	47,856	67,600
1)Reference date for board membership is December 31, 2019.